Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of information on reportable segments and a reconciliation to consolidated income from operations
Information on reportable segments and a reconciliation to consolidated income from operations for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Business Services
Revenues	$160,764	$938,259	$1,031,267
Cost of revenues (excluding depreciation and amortization)	90,677	473,004	536,519
Gross margin	70,087	465,255	494,748
Direct segment operating expenses	48,129	301,995	341,258
Segment operating income	$21,958	$163,260	$153,490
Consumer Services
Revenues	$461,448	$375,845	$317,710
Cost of revenues (excluding depreciation and amortization)	143,956	117,482	105,102
Gross margin	317,492	258,363	212,608
Direct segment operating expenses	90,209	73,293	67,526
Segment operating income	$227,283	$185,070	$145,082
Consolidated
Revenues	$622,212	$1,314,104	$1,348,977
Cost of revenues	234,633	590,486	641,621
Gross margin	387,579	723,618	707,356
Direct segment operating expenses	138,338	375,288	408,784
Segment operating income	249,241	348,330	298,572
Depreciation and amortization	23,390	160,083	183,304
Restructuring, acquisition and integration-related costs	22,368	32,068	18,244
Impairment of intangible assets	1,711	—	—
Corporate operating expenses	40,079	31,070	29,019
Income from operations	$161,693	$125,109	$68,005

Schedule of information on revenues by groups of similar services and by segment
Information on revenues by groups of similar services and by segment for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Business Services
Retail services	$88,739	$760,158	$845,664
Wholesale services	36,792	136,224	151,910
Other services	35,233	41,877	33,693
Total revenues	160,764	938,259	1,031,267
Consumer Services
Access services	403,174	323,998	269,533
Value-added services	58,274	51,847	48,177
Total revenues	461,448	375,845	317,710
Total Revenues	$622,212	$1,314,104	$1,348,977